Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Changes in equity and earnings per share
21.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during 2022:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	38.2	(3 994)	(4 366)
Changes during the period	(2.8)	289	(193)

At the end of the current period	35.5	(3 706)	(4 559)

As at 31 December 2022, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 35 455 836 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 282 050 690 restricted shares (31 December 2021: 282 107 042). As at 31 December 2022, the total of authorized, unissued capital amounts to 37 million euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one
basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 31 December 2022, from the 326 million restricted shares issued at the time of the SAB combination, 44 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
ZENZELE SCHEMES IN SOUTH AFRICA
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment
(B-BBEE)
scheme, which provided opportunities for black South Africans, including employees (through the SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and the SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a
10-year
scheme, was amended at the time of the combination with SAB and matured on 31 March 2020. As part of the combination with SAB in 2016, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity of the Zenzele Scheme.
Obligations to the SAB Foundation and the employees as beneficiaries of the SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the
COVID-19
outbreak, the remaining settlement (
22,6
%) was postponed and was performed on 28 May 2021, when the new scheme, Zenzele Kabili was created.
5.1
 million AB InBev Treasury shares were used in 2021 for the settlement of part of the prior and the new

B-BBEE
schemes (based on the AB InBev share price and the ZAR Euro exchange rate as at 24 May 2021
1
). The new Zenzele scheme arrangement met the criteria under IFRS 2 to be classified as equity settled. The IFRS 2 charge for the year-ended 31 December 2021 is reported in exceptional items (Refer to Note 8 exceptional items
).
CHANGES IN OWNERSHIP INTERESTS
In accordance

with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
During

2022 and 2021, there were no significant purchases or disposals of non-controlling
interests in subsidiaries.
On 31 December

2020, AB InBev completed the issuance of a
49.9
% minority stake in its
US-based
metal container operations to Apollo Global Management, Inc. for net proceeds of
3.0
 billion USD. This transaction allowed the company to create additional shareholder value by optimizing its business at an attractive price and generate proceeds to repay debt, in line with its deleveraging commitments. AB InBev retained operational control of its
US-based
metal container operations. The transaction was reported in the equity statement resulting in recognition of
1.9
 billion US dollar in
Non-controlling
interest and
1.1
 billion US dollar in Reserves.
ACQUISITIONS AND DISPOSALS OF OWN SHARES (REPORT ACCORDING TO ARTICLE 7:220 OF THE BELGIAN COMPANIES CODE OF COMPANIES AND ASSOCIATIONS) AND BORROWINGS OF OWN SHARES– PURCHASE OF OWN SHARES
During 2022, the company has not acquired any treasury shares in accordance with article 7:215 of the Belgian Code of Companies and Associations (former article 620 of the Belgian Companies Code) and has proceeded with the following disposals of its own shares.
Treasury shares
As at 31 December

2022, the group owned
35 455 836
own shares of which
34 817 843
were held directly by AB InBev. The par value of the share is
0.61
euro. The treasury shares that the company still owned at the end of 2022 represented
26 539 776
US dollar (
21 628 060
euro) of the subscribed capital.
Borrowed shares
In order

to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2022, the company had stock lending arrangements in place for up to
30
 million shares, which were fully used to fulfill share-based compensation plan commitments. The company will
pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
O
n
1 March 2023
, a dividend of
0.75
euro per share or
1 508
m euro was proposed by the Board of Directors and will be subject to approval at the shareholders’ meeting on
26 April 2023
.
O
n
27 April 2022
, a dividend of
0.50
euro per share or
1 004
m euro was approved at the shareholders’ meeting. The dividend was paid out as of
5 May 2022
.
O
n
28 April 2021
, a dividend of
0.50
euro per share or
1 003
m euro was approved at the shareholders’ meeting. The dividend was paid out as of
6 May 2021
.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
Dividends payable to AB InBev by its operating subsidiaries are subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions

1	Considering the closing share price of 62.26 euro per share as at 24 May 2021 and ZAR per Euro exchange rate of 17.0064 as at 24 May 2021.

where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 31 December 2022, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 123)	—	—	(1 123)
Cash flow hedges	—	(336)	—	(336)
Re-measurements of post-employment benefits	—	—	483	483

Other comprehensive income/(loss)	(1 123)	(336)	483	(976)

As per 31 December 2022	(34 677)	145	(1 021)	(35 553)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Argentinean peso, the Chinese yuan, the Colombian peso and the South Africa rand, partially offset by the weakening of the closing rate of the Euro, which resulted in a net foreign exchange translation adjustment o
f 1 123m US dollar as of 31 December 2022 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 320)	—	—	(4 320)
Cash flow hedges	—	105	—	105
Re-measurements of post-employment benefits	—	—	479	479

Other comprehensive income/(loss)	(4 320)	105	479	(3 736)

As per 31 December 2021	(33 554)	481	(1 504)	(34 577)

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(9 943)	—	—	(9 943)
Cash flow hedges	645	(21)	—	624
Re-measurements of post-employment benefits	—	—	(243)	(243)

Other comprehensive income/(loss)	(9 298)	(21)	(243)	(9 562)

As per 31 December 2020	(29 234)	376	(1 983)	(30 841)

EARNINGS PER SHARE
The calculation of basic earnings per share for 2022 is based on the profit attributable to equity holders of AB InBev of

5 969m US dollar (2021: 4 670m US dollar; 2020: 1 405m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2022	2021	2020
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 981	1 972	1 959
Effect of stock lending	30	30	30
Effect of delivery of treasury shares	2	4	9

Weighted average number of ordinary and restricted shares at 31 December	2 013	2 007	1 998

The calculation of diluted earnings per share for 2022 is based on the profit attributable to equity holders of AB InBev of

5 969m US dollar (2021: 4 670m US dollar; 2020: 1 405m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2022	2021	2020
Weighted average number of ordinary and restricted shares at 31 December	2 013	2 007	1 998
Effect of share options, warrants and restricted stock units	37	38	39

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 050	2 045	2 037

The calculation of earnings per share before exceptional items is based on the profit before exceptional items, attributable to equity holders of AB InBev. The calculation of the Underlying EPS is based on the profit before exceptional items, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2022	2021¹	2020¹
Profit attributable to equity holders of AB InBev	5 969	4 670	1 405
Net impact of exceptional items on profit (refer to Note 8)	484	1 054	4 458
Profit from discontinued operations	—	—	(2 055)
Profit before exceptional items, attributable to equity holders of AB InBev	6 454	5 723	3 807
Mark-to-market losses/(gains) on derivatives related to the hedging of share-based payment programs (refer to Note 11)	(331)	23	1 211
Hyperinflation impacts	(30)	28	4

Underlying profit	6 093	5 774	5 022

The table below sets out the EPS calculation:

Million US dollar	2022	2021	2020
Profit attributable to equity holders of AB InBev	5 969	4 670	1 405
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Basic EPS from continuing and discontinued operations	2.97	2.33	0.70

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	5 969	4 670	(650)
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Basic EPS from continuing operations	2.97	2.33	(0.33)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 454	5 723	3 807
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Basic EPS from continuing operations before exceptional items	3.21	2.85	1.91

Underlying profit	6 093	5 774	5 022
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Underlying EPS	3.03	2.88	2.51

Profit attributable to equity holders of AB InBev	5 969	4 670	1 405
Weighted average number of ordinary and restricted shares (diluted)	2 050	2 045	2 037

Diluted EPS from continuing and discontinued operations	2.91	2.28	0.69

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	5 969	4 670	(650)
Weighted average number of ordinary and restricted shares (diluted)	2 050	2 045	1 998

Diluted EPS from continuing operations	2.91	2.28	(0.33)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 454	5 723	3 807
Weighted average number of ordinary and restricted shares (diluted)	2 050	2 045	2 037

Diluted EPS from continuing operations before exceptional items	3.15	2.80	1.87

Earnings per share excluding exceptional items and discontinued operations and Underlying EPS are non-IFRS
measures.

1	Amended to conform to 2022 presentation.

The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS before exceptional items, 51 million share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2022 (31 December 2021: 68 million share options; 31 December 2020: 76m share options). In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing operations, the potential dilutive effect of share options, warrants and restricted stock units was disregarded considering the negative results in the period.